Prepaid Expenses and Other Assets - Schedule of Prepaid Expenses and Other Assets (Details) (10-K) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses		$ 49	$ 83
Advances to suppliers		39	46
Prepaid expenses and other assets	$ 803	$ 88	$ 129